Share Capital - Equity Classified Warrants (Details)	2 Months Ended
	Mar. 06, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares	Sep. 26, 2022 $ / shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)		137,569,590	136,057,661
Gold X Warrant
Disclosure of classes of share capital [line items]
Exercised price (in CAD per share) | $ / shares		$ 2.14		$ 3.17
Gold X Warrant June 12, 2024
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)		934,250
Common shares issuable (in shares)		649,116
Exercised price (in CAD per share) | $ / shares		$ 1.90
Gold X Warrant June 12, 2024 | Forecast
Disclosure of classes of share capital [line items]
Exercised in period (in units)	66,250
Exercised price (in CAD per share) | $ / shares	$ 1.90
Gold X Warrant August 27, 2024
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)		3,214,125
Common shares issuable (in shares)		2,233,174
Exercised price (in CAD per share) | $ / shares		$ 4.03
Gold X Warrant August 27, 2024 | Forecast
Disclosure of classes of share capital [line items]
Exercised in period (in units)	31,250
Exercised price (in CAD per share) | $ / shares	$ 4.03
Gold X Warrant December 31, 2023
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)		4,148,375
Common shares issuable (in shares)		2,882,290
Exercised price (in CAD per share) | $ / shares		$ 3.55